Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Advances to third parties	¥ 56,815	¥ 11,395
IPO fee		13,207
Advances to employees	13,089	1,696
Prepaid rental fees	3,814	2,722
School deposits	13,276	9,034
Deposits for financing arrangements	3,250	3,451
Low-value consumables	1,625	1,469
Others	1,385	2,408
Prepaid expenses and other current assets	¥ 93,254	¥ 45,382